Deferred Tax - Summary of Items with Respect to, Deferred Tax Assets have not been Recognized (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Major Components Of Tax Expense Income [Abstract]
Deductible temporary differences	$ 102,435	$ 74,409
Tax losses	381,686	144,099
Deferred tax asset not yet recognized	$ 484,121	$ 218,508